Loans and Leases - Leveraged Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Leveraged leases
Leveraged lease equity investment percentage of purchase price	20.00%
Components of net investment in leveraged leases
Rentals receivable, net of principal and interest on non-recourse debt	$ 107,059	$ 151,791
Unearned and deferred income	(23,609)	(26,645)
Investment in leveraged leases	83,450	125,146
Deferred taxes arising from leveraged leases	(28,087)	(42,788)
Net investment in leveraged leases	55,363	82,358
Income from leveraged leases
Pretax income from leveraged leases	3,000	7,200
Related income tax expense on income from leveraged leases	$ 1,200	$ 2,400
Minimum
Leveraged leases
Estimated economic lives	25 years
Maximum
Leveraged leases
Estimated economic lives	34 years
Terms of leveraged lease agreements	27 years